Employee Benefits (Details 6) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Employee benefits [Abstract]
1% increase in the Discount Rate (Gain)	$ 1,623,794	$ 1,457,410
1% decrease in the Discount Rate (Loss)	$ (1,880,258)	$ (1,684,968)